COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Asset Allocation Fund, Variable Series

Columbia Federal Securities Fund, Variable Series

Columbia International Fund, Variable Series

Columbia Large Cap Growth Fund, Variable Series

Columbia Large Cap Value Fund, Variable Series

Columbia Mid Cap Value Fund, Variable Series

Columbia Money Market Fund, Variable Series

Columbia S&P 500 Index Fund, Variable Series

Columbia Select Large Cap Growth Fund, Variable Series

Columbia Select Opportunities Fund, Variable Series

Columbia Small Cap Value Fund, Variable Series

Columbia Small Company Growth Fund, Variable Series

Columbia Strategic Income Fund, Variable Series

Columbia Value and Restructuring Fund, Variable Series

(Each a “Fund” and together the “Funds”)

Supplement dated December 30, 2009 to the Prospectuses dated May 1, 2009

1. The Prospectuses for Columbia Asset Allocation Fund, Variable Series, Columbia International Fund, Variable Series, Columbia Large Cap Growth Fund, Variable Series, Columbia Large Cap Value Fund, Variable Series, Columbia Mid Cap Value Fund, Variable Series, Columbia S&P 500 Index Fund, Variable Series, Columbia Select Large Cap Growth Fund, Variable Series, Columbia Select Opportunities Fund, Variable Series and Columbia Value and Restructuring Fund, Variable Series are hereby modified by deleting the text of the sub-section of “Additional Investment Strategies and Policies” entitled “Portfolio Holdings Disclosure” and replacing it in its entirety with the following:

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

2. The Prospectuses for Columbia Small Cap Value Fund, Variable Series and Columbia Small Company Growth Fund, Variable Series are hereby modified by deleting the text of the sub-section of “Additional Investment Strategies and Policies” entitled “Portfolio Holdings Disclosure” and replacing it in its entirety with the following:

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

3. The Prospectuses for Columbia Federal Securities Fund, Variable Series and Columbia Strategic Income Fund, Variable Series are hereby modified by deleting the text of the sub-section of “Additional Investment Strategies and Policies” entitled “Portfolio Holdings Disclosure” and replacing it in its entirety with the following:

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

4. The Prospectus for Columbia Money Market Fund, Variable Series is hereby modified by deleting the text of the sub-section of “Additional Investment Strategies and Policies” entitled “Portfolio Holdings Disclosure” and replacing it in its entirety with the following:

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Asset Allocation Fund, Variable Series

Columbia Federal Securities Fund, Variable Series

Columbia International Fund, Variable Series

Columbia Large Cap Growth Fund, Variable Series

Columbia Large Cap Value Fund, Variable Series

Columbia Mid Cap Value Fund, Variable Series

Columbia Money Market Fund, Variable Series

Columbia S&P 500 Index Fund, Variable Series

Columbia Select Large Cap Growth Fund, Variable Series

Columbia Select Opportunities Fund, Variable Series

Columbia Small Cap Value Fund, Variable Series

Columbia Small Company Growth Fund, Variable Series

Columbia Strategic Income Fund, Variable Series

Columbia Value and Restructuring Fund, Variable Series

(Each a “Fund” and together the “Funds”)

Supplement dated December 30, 2009 to the Statement of Additional Information

dated May 1, 2009

The disclosure of portfolio holdings information for the Funds now conforms to the disclosure practice for other similar Columbia Funds. Accordingly, the Statement of Additional Information for the Funds is hereby modified by deleting the second-to-last paragraph of the sub-section entitled “About the Funds’ Investments – Disclosure of Portfolio Information – Public Disclosures”.

Shareholders should retain this Supplement for future reference.